Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	American Funds Target Date Retirement Series
Central Index Key	dei_EntityCentralIndexKey	0001380175
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBMTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCMTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDJTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REKTX
American Funds 2055 Target Date Retirement Fund (Prospectus Summary) | American Funds 2055 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFKTX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AALTX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAITX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBITX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCITX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDITX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REITX
American Funds 2050 Target Date Retirement Fund (Prospectus Summary) | American Funds 2050 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFITX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REHTX
American Funds 2045 Target Date Retirement Fund (Prospectus Summary) | American Funds 2045 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFHTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAKTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBKTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCKTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDGTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REGTX
American Funds 2040 Target Date Retirement Fund (Prospectus Summary) | American Funds 2040 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFGTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REFTX
American Funds 2035 Target Date Retirement Fund (Prospectus Summary) | American Funds 2035 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFFTX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REETX
American Funds 2030 Target Date Retirement Fund (Prospectus Summary) | American Funds 2030 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFETX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RADTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBDTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCDTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDDTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REDTX
American Funds 2025 Target Date Retirement Fund (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFDTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RACTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBCTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCCTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDCTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RECTX
American Funds 2020 Target Date Retirement Fund (Prospectus Summary) | American Funds 2020 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRCTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAJTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBJTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCJTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDBTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REJTX
American Funds 2015 Target Date Retirement Fund (Prospectus Summary) | American Funds 2015 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFJTX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REATX
American Funds 2010 Target Date Retirement Fund (Prospectus Summary) | American Funds 2010 Target Date Retirement Fund | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFTTX